Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions	BitNile allocated these costs which were treated as Net Investment by Parent as follows:

For the Three Months Ended June 30,		For the Six Months Ended June 30,
2022	2021	2022	2021
$ 480,000	$348,000	$820,000	$695,000